RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between parties is reflected in these consolidated financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.	RELATED PARTY TRANSACTIONS – CONTINUED

The following transactions took place between the Company and its related parties during the year:

	For the Years Ended March 31,
	2023	2024	2025
	US$	US$	US$

Repayment of amount due to director	547,888	513,224	-
Directors’ CPF contribution	66,219	47,925	65,648
Directors’ Remuneration	3,658,223	1,547,698	1,863,168

Other than the above-mentioned disclosure, the Company has no other significant or material related party transactions during the years presented.